Revenue - Summary of Revenues by Recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Telecommunication services	₺ 23,917,505	₺ 20,878,303	₺ 17,859,757
Equipment revenues	3,316,984	2,246,040	1,311,095
Revenue from financial services	830,987	1,140,873	1,119,121
Call center revenues	431,971	312,443	203,172
Commission fees on betting business		132,300	200,315
Revenue from betting business			268,470
Other	606,291	427,176	330,545
Total revenue	29,103,738	25,137,135	21,292,475
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	269,440	209,289
Equipment revenues	3,228,752	2,165,960
Revenue from financial services	231,021	222,091
Other	57,758	58,675
Total revenue	3,786,971	2,656,015
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	23,648,065	20,669,014
Equipment revenues	88,232	80,080
Revenue from financial services	599,966	918,782
Call center revenues	431,971	312,443
Commission fees on betting business		132,300
Other	548,533	368,501
Total revenue	25,316,767	22,481,120
Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total revenue	25,062,130	21,407,838	18,046,231
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	2,454,455	1,908,086	1,387,323
All other segments [member]
Disclosure of revenue [line items]
Total revenue	1,587,153	1,821,211	1,858,921
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication services	21,676,330	19,157,657	16,636,497
Equipment revenues	3,194,083	2,130,135	1,209,745
Call center revenues	25,397	21,851	12,954
Other	264,430	177,513	233,390
Total revenue	25,160,240	21,487,156	18,092,586
Operating segments [member] | Turkcell Turkey segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	254,619	198,734
Equipment revenues	3,105,851	2,050,055
Other	48,626	37,726
Total revenue	3,409,096	2,286,515
Operating segments [member] | Turkcell Turkey segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	21,421,711	18,958,923
Equipment revenues	88,232	80,080
Call center revenues	25,397	21,851
Other	215,804	139,787
Total revenue	21,751,144	19,200,641
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication services	2,299,682	1,780,793	1,281,595
Equipment revenues	122,901	115,905	101,350
Call center revenues	34,566	17,008	9,763
Other	85,261	89,083	64,272
Total revenue	2,542,410	2,002,789	1,456,980
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	14,821	10,555
Equipment revenues	122,901	115,905
Other	9,132	19,300
Total revenue	146,854	145,760
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	2,284,861	1,770,238
Call center revenues	34,566	17,008
Other	76,129	69,783
Total revenue	2,395,556	1,857,029
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Revenue from financial services	845,189	1,141,712	1,121,768
Call center revenues	415,366	308,126	211,195
Commission fees on betting business		132,300	200,315
Revenue from betting business			268,470
Other	813,071	635,841	311,933
Total revenue	2,073,626	2,217,979	2,113,681
Operating segments [member] | All other segments [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Revenue from financial services	245,223	222,930
Other		2,306
Total revenue	245,223	225,236
Operating segments [member] | All other segments [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Revenue from financial services	599,966	918,782
Call center revenues	415,366	308,126
Commission fees on betting business		132,300
Other	813,071	633,535
Total revenue	1,828,403	1,992,743
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication services	(58,507)	(60,147)	(58,335)
Revenue from financial services	(14,202)	(839)	(2,647)
Call center revenues	(43,358)	(34,542)	(30,740)
Other	(556,471)	(475,261)	(279,050)
Total revenue	(672,538)	(570,789)	(370,772)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Revenue from financial services	(14,202)	(839)
Other		(657)
Total revenue	(14,202)	(1,496)
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	(58,507)	(60,147)
Call center revenues	(43,358)	(34,542)
Other	(556,471)	(474,604)
Total revenue	(658,336)	(569,293)
Intersegment eliminations [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total revenue	(98,110)	(79,318)	(46,355)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(87,955)	(94,703)	(69,657)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (486,473)	₺ (396,768)	₺ (254,760)